SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash, Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash.
We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash that is held by a major bank and has restrictions on its availability to us is classified as restricted cash. See Note 12 for additional information.

Accounts Receivable
Accounts Receivable.
Accounts receivable relate to gathering and other services provided to our customers and other counterparties. We evaluate the collectability of accounts receivable and the need for an allowance for doubtful accounts based on customer-specific facts and circumstances. To the extent we doubt the collectability of a specific customer or counterparty receivable, we recognize an allowance for doubtful accounts. Uncollectible receivables are written off when a settlement is reached for an amount that is less than the outstanding historical balance or a receivable amount is deemed otherwise unrealizable.

Property, Plant and Equipment
Property, Plant and Equipment.
We record property, plant and equipment at historical cost of construction or fair value of the assets at acquisition. We capitalize expenditures that extend the useful life of an asset or enhance its productivity or efficiency from its original design over the expected remaining period of use. For maintenance and repairs that do not add capacity or extend the useful life of an asset, we recognize expenditures as an expense as incurred. We capitalize project costs incurred during construction, including interest on funds borrowed to finance the construction of facilities, as construction in progress.
We record depreciation on a straight-line basis over an asset’s estimated useful life. We base our estimates for useful life on various factors including age (in the case of acquired assets), manufacturing specifications, technological advances and historical data concerning useful lives of similar assets. Estimates of useful lives follow.

Useful lives (In years)
Gathering and processing systems and related equipment	12-30
Other	4-15
Construction in progress is depreciated consistent with its applicable asset class once it is placed in service. Land and line fill are not depreciated.
We base an asset’s carrying value on estimates, assumptions and judgments for useful life and salvage value. Upon sale, retirement or other disposal, we remove the carrying value of an asset and its accumulated depreciation from our balance sheet and recognize the related gain or loss, if any.
Accrued capital expenditures are reflected in trade accounts payable.

Asset Retirement Obligations
Asset Retirement Obligations.
We record a liability for asset retirement obligations only if and when a future asset retirement obligation with a determinable life is identified. For identified asset retirement obligations, we then evaluate whether the expected date and related costs of retirement can be estimated. We have concluded that our gathering and processing assets have an indeterminate life because they are owned and will operate for an indeterminate period when properly maintained. Because we did not have sufficient information to reasonably estimate the amount or timing of such obligations and we have no current plan to discontinue use of any significant assets, we did not provide for any asset retirement obligations as of December 31, 2019 or 2018.

Amortizing Intangibles
Amortizing Intangibles.
Upon the acquisition of DFW Midstream, certain of its gas gathering contracts were deemed to have above-market pricing structures. We have recognized the above-market contracts as favorable gas gathering contracts. We amortize the favorable contracts using a straight-line method over the contract’s estimated useful life. We define useful life as the period over which the contract is expected to contribute to our future cash flows. These contracts have original terms ranging from 10 years to 20 years. We recognize the amortization expense associated with these contracts in Other revenues.
We amortize all other gas gathering contracts, or contract intangibles, over the period of economic benefit based upon expected revenues over the life of the contract. The useful life of these contracts ranges from 3 years to 25 years. We recognize the amortization expense associated with these contracts in Depreciation and amortization expense.
We have
rights-of-way
associated with city easements and easements granted within existing rights-of-way.
We amortize these intangible assets over the shorter of the contractual term of the rights-of-way
or the estimated useful life of the gathering system. The contractual terms of the rights-of-way
range from 20 years to 30 years. We recognize the amortization expense associated with rights-of-way
assets in Depreciation and amortization expense.

Goodwill
Goodwill.
Goodwill represents consideration paid in excess of the fair value of the net identifiable assets acquired in a business combination. We evaluate goodwill for impairment annually on September 30. In September 2019, in connection with our annual impairment evaluation, we determined that the fair value of the Mountaineer Midstream reporting unit did not exceed its carrying value and we recognized a goodwill impairment charge of $16.2 million. As of December 31, 2019, we did not have a goodwill balance on our consolidated balance sheet.

Equity Method Investments
Equity Method Investments.
We account for investments in which we exercise significant influence using the equity method so long as we (i) do not control the investee and (ii) are not the primary beneficiary. We recognize these investments in investment in equity method investees in the accompanying consolidated balance sheets. We recognized (i) our proportionate share of earnings or loss in net income for Ohio Gathering, on a one-month
lag, and (ii) an other-than-temporary impairment for Ohio Gathering, based on the financial information available to us during the reporting period.
We recognize an other-than-temporary impairment for losses in the value of equity method investees when evidence indicates that the carrying amount is no longer supportable. Evidence of a loss in value might include, but would not necessarily be limited to, absence of an ability to recover the carrying amount of the investment or inability of the equity method investee to sustain an earnings capacity that would justify the carrying amount of the investment. A current fair value of an investment that is less than its carrying amount may indicate a loss in value of the investment. We evaluate our equity method investments whenever a triggering event exists that would indicate a need to assess the investment for potential impairment.

Other Noncurrent Assets
Other Noncurrent Assets.
Other noncurrent assets primarily consist of external costs incurred in connection with the closing of our Revolving Credit Facility and related amendments. We capitalize and then amortize these debt issuance costs on a straight-line basis, which approximates the effect of the effective interest rate method, over the life of the respective debt instrument. We recognize the amortization of the Revolving Credit Facility debt issuance costs in interest expense.

Debt Issuance Costs
Debt Issuance Costs.
Debt issuance costs, other than those associated with our Revolving Credit Facility, are reflected in the carrying value of the Senior Notes and Term Loan B as an adjustment to the principal amount and amortized on a straight-line basis, which approximates the effect of the effective interest rate method, over the life of the respective debt instrument. We recognize the amortization of the Senior Notes and Term Loan B debt issuance costs in interest expense.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets.
We test assets for impairment when events or circumstances indicate that the carrying value of a long-lived asset may not be recoverable. The carrying value of a long-lived asset (except goodwill) is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from its use and eventual disposition. If we conclude that an asset’s carrying value will not be recovered through future cash flows, we recognize an impairment loss on the long-lived asset equal to the amount by which the carrying value exceeds its fair value. We determine fair value using either a market-based approach, an income-based approach or a combination of the two approaches.

Derivative Contracts
Derivative Contracts.
We have commodity price exposure related to our sale of the physical natural gas we retain from certain DFW Midstream customers and our procurement of electricity to operate the DFW Midstream system’s electric-drive compression assets. Our gas gathering agreements with certain DFW Midstream customers permit us to retain a certain quantity of natural gas that we gather to offset the power costs we incur to operate these electric-drive compression assets. We manage this direct exposure to natural gas and power prices through the use of forward power purchase contracts with wholesale power providers that require us to purchase a fixed quantity of power at a fixed heat rate based on prevailing natural gas prices based on the Henry Hub Index. We sell retainage natural gas at prices that are based on the Atmos Zone 3 Index. By basing the power prices on a system and basin-relevant market, we are able to closely associate the relationship between the compression electricity expense and natural gas retainage sales.
Accounting standards related to derivative instruments and hedging activities allow for normal purchase or sale elections and hedge accounting designations, which generally eliminate or defer the requirement for mark-to-market
recognition in net income and thus reduce the volatility of net income that can result from fluctuations in fair values. We have designated these contracts as normal under the normal purchase and sale exception under the accounting standards for derivatives. We do not enter into risk management contracts for speculative purposes.

Restructuring Cost
Restructuring Costs.
Our restructuring costs are comprised primarily of employee termination costs related to headcount reductions. A liability for costs associated with an exit or disposal activity is recognized and measured initially at fair value only when the liability is incurred. Our restructuring charges also include relocation expenses and advisory costs. We reassess the liability periodically based on market conditions. Refer to Note 17 for additional details.

Fair Value of Financial Instruments
Fair Value of Financial Instruments.
The fair-value-measurement standard under GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The standard characterizes inputs used in determining fair value according to a hierarchy that prioritizes those inputs based upon the degree to which the inputs are observable. The three levels of the fair value hierarchy are as follows:

•	Level 1. Inputs represent quoted prices in active markets for identical assets or liabilities;

•
Level 2. Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (for example, quoted market prices for similar assets or liabilities in active markets or quoted market prices for identical assets or liabilities in markets not considered to be active, inputs other than quoted prices that are observable for the asset or liability, or market-corroborated inputs); and

•
Level 3. Inputs that are not observable from objective sources, such as management’s internally developed assumptions used in pricing an asset or liability (for example, an internally developed present value of future cash flows model that underlies management’s fair value measurement).

Commitments and Contingencies
Commitments and Contingencies.
We record accruals for loss contingencies when we determine that it is probable that a liability has been incurred and that such economic loss can be reasonably estimated. Such determinations are subject to interpretations of current facts and circumstances, forecasts of future events and estimates of the financial impacts of such events. We recognize gain contingencies when their realization is assured beyond a reasonable doubt.

Revenue Recognition
Revenue Recognition.
The majority of our revenue is derived from long-term,
fee-based
contracts with original terms of up to 25 years. We account for revenue in accordance with Topic 606, which we adopted on January 1, 2018, using the modified retrospective method.
We recognize revenue earned from
fee-based
gathering, compression, treating and processing services in gathering services and related fees. We also earn revenue in the Williston Basin and Permian Basin reporting segments from the sale of physical natural gas purchased from our customers under certain percent-of-proceeds
arrangements. Under ASC Topic 606, these gathering contracts are presented net within cost of natural gas and NGLs. We sell natural gas that we retain from certain customers in the Barnett Shale reporting segment to offset the power expenses of the electric-driven compression on the DFW Midstream system. We also sell condensate and NGLs retained from certain of our gathering services in the Piceance Basin and Permian Basin reporting segments. Revenues from the sale of natural gas and condensate are recognized in natural gas, NGLs and condensate sales; the associated expense is included in operation and maintenance expense. Certain customers reimburse us for costs we incur on their behalf. We record costs incurred and reimbursed by our customers on a gross basis, with the revenue component recognized in Other revenues.
We provide gathering and/or processing services principally under contracts that contain one or more of the following arrangements:

•
Fee-based
arrangements.
Under
fee-based
arrangements, we receive a fee or fees for one or more of the following services (i) natural gas gathering, treating, compressing and/or processing and (ii) crude oil and/or produced water gathering.

•
Percent-of-proceeds
arrangements.
Under
percent-of-proceeds
arrangements, we generally purchase natural gas from producers at the wellhead, or other receipt points, gather the wellhead natural gas through our gathering system, treat the natural gas, process the natural gas and/or sell the natural gas to a third party for processing. We then remit to our producers an agreed-upon percentage of the actual proceeds received from sales of the residue natural gas and NGLs. Certain of these arrangements may also result in returning all or a portion of the residue natural gas and/or the NGLs to the producer, in lieu of returning sales proceeds. The margins earned are directly related to the volume of natural gas that flows through the system and the price at which we are able to sell the residue natural gas and NGLs.

Certain of our gathering and/or processing agreements provide for monthly or annual MVCs. Under these MVCs, our customers agree to ship and/or process a minimum volume of production on our gathering systems or to pay a minimum monetary amount over certain periods during the term of the MVC. A customer must make a shortfall payment to us at the end of the contracted measurement period if its actual throughput volumes are less than its contractual MVC for that period. Certain customers are entitled to utilize shortfall payments to offset gathering fees in one or more subsequent contracted measurement periods to the extent that such customer’s throughput volumes in a subsequent contracted measurement period exceed its MVC for that contracted measurement period.
We recognize customer obligations under their MVCs as revenue and contract assets when (i) we consider it remote that the customer will utilize shortfall payments to offset gathering or processing fees in excess of its MVCs in subsequent periods; (ii) the customer incurs a shortfall in a contract with no banking mechanism or claw back provision; (iii) the customer’s banking mechanism has expired; or (iv) it is remote that the customer will use its unexercised right. In making this determination, we consider both quantitative and qualitative facts and circumstances, including, but not limited to, contract terms, capacity of the associated pipeline or receipt point and/or expectations regarding future investment, drilling and production.

Unit-Based Compensation
Unit-Based Compensation.
For awards of unit-based compensation, we determine a grant date fair value and recognize the related compensation expense in the statements of operations over the vesting period of the respective awards.

Income Taxes
Income Taxes.
As a partnership, we are generally not subject to federal and state income taxes, except as noted below. However, our unitholders are individually responsible for paying federal and state income taxes on their share of our taxable income. Net income or loss for GAAP purposes may differ significantly from taxable income reportable to our unitholders as a result of differences between the tax basis and the GAAP basis of assets and liabilities and the taxable income allocation requirements under our Partnership Agreement. The aggregate difference in the basis of the Partnership’s net assets for financial and income tax purposes cannot be readily determined as the Partnership does not have access to the information about each partner’s tax attributes related to the Partnership.
In general, legal entities that are chartered, organized or conducting business in the state of Texas are subject to a franchise tax (the “Texas Margin Tax”). The Texas Margin Tax has the characteristics of an income tax because it is determined by applying a tax rate to a tax base that considers both revenues and expenses. Our financial statements reflect provisions for these tax obligations.

Earnings or Loss Per Unit
Earnings or Loss Per Unit.
We determine basic EPU by dividing the net income or loss that is attributed, in accordance with the net income and loss allocation provisions of our Partnership Agreement, to common limited partners under the two-class
method, after deducting (i) any payment of IDRs, by the weighted-average number of limited partner units outstanding (for periods presented through the Equity Restructuring), (ii) the General Partner’s approximate 2% interest in net income or loss (for periods presented up through the Equity Restructuring), and (iii) net income attributable to Series A Preferred Units and Subsidiary Series A Preferred Units. Diluted EPU reflects the potential dilution that could occur if securities or other agreements to issue common units, such as unit-based compensation, were exercised, settled or converted into common units and included in the weighted-average number of units outstanding. When it is determined that potential common units resulting from an award subject to performance or market conditions should be included in the diluted EPU calculation, the impact is reflected by applying the treasury stock method.

Environmental Matters
Environmental Matters.
We are subject to various federal, state and local laws and regulations relating to the protection of the environment. Liabilities for loss contingencies, including environmental remediation costs, arising from claims, assessments, litigation, fines and penalties and other sources are charged to expense when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. We accrue for losses associated with environmental remediation obligations when such losses are probable and reasonably estimable. Such accruals are adjusted as further information develops or circumstances change. Recoveries of environmental remediation costs from other parties or insurers are recorded as assets when their realization is assured beyond a reasonable doubt.

Recent Accounting Pronouncements
Recently Adopted Accounting Pronouncements
. We have recently adopted the following accounting pronouncement:
•
ASU
No. 2018-13
Fair Value Measurement (“ASU
2018-13”).
ASU
2018-13
updates the disclosure requirements on fair value measurements including new disclosures for the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. ASU
2018-13
modifies existing disclosures including clarifying the measurement uncertainty disclosure. ASU
2018-13
removes certain existing disclosure requirements including the amount and reasons for transfers between Level 1 and Level 2 fair value measurements and the policy for the timing of transfer between levels. The adoption of ASU
2018-13
on January 1, 2020 did not have a material impact on our unaudited condensed consolidated financial statement disclosures.

•
ASU
No. 2016-13
Financial Instruments – Credit Losses (“ASU
2016-13”).
ASU
2016-13
requires the use of a current expected loss model for financial assets measured at amortized cost and certain off-balance
sheet credit exposures. Under this model, entities will be required to estimate the lifetime expected credit losses on such instruments based on historical experience, current conditions, and reasonable and supportable forecasts. This amended guidance also expands the disclosure requirements to enable users of financial statements to understand an entity’s assumptions, models and methods for estimating expected credit losses. The changes are effective for annual and interim periods beginning after December 15, 2019, and amendments should be applied using a modified retrospective approach. The adoption of ASU
2016-13
on January 1, 2020 did not have a material impact on our unaudited condensed consolidated financial statements or disclosures.

Accounting Pronouncements Pending Adoption
. We have not yet adopted the following accounting pronouncement as of March 31, 2020:

•
ASU
No. 2020-04
Reference Rate Reform (“ASU
2020-04”).
ASU
2020-04
provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions affected by reference rate reform on financial reporting. The amendments in ASU
2020-04
are effective as of March 12, 2020 through December 31, 2022. We are currently evaluating the provisions of ASU
2020-04
to determine its impact on our unaudited condensed consolidated financial statements and disclosures.

Recent Accounting Pronouncements.
Accounting standard setters frequently issue new or revised accounting rules. We review new pronouncements to determine the impact, if any, on our financial statements. Accounting standards that have or could possibly have a material effect on our financial statements are discussed below.
Recently Adopted Accounting Pronouncements
. We have recently adopted the following accounting pronouncement:

•
ASU
No. 2016-02
Leases (“Topic 842”). We adopted Topic 842 with a date of initial application of January 1, 2019. We applied Topic 842 by recognizing (i) a $5.4 million right-of-use
(“ROU”) asset which represents the right to use, or to control the use of, specified assets for a lease term. The ROU asset is included in the Property, plant and equipment, net caption on the consolidated balance sheet; and (ii) a $5.4 million lease liability for the obligation to make lease payments arising from the leases. The lease liability is included in the Other current liabilities and Other noncurrent liabilities captions on the consolidated balance sheet. The comparative information has not been adjusted and is reported under the accounting standards in effect for those periods. Refer to Note 16 for additional information.

Accounting Pronouncements Pending Adoption
. We have not yet adopted the following accounting pronouncements as of December 31, 2019:

•
ASU
No. 2018-13
Fair Value Measurement (“ASU
2018-13”).
ASU
2018-13
updates the disclosure requirements on fair value measurements including new disclosures for the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. ASU
2018-13
modifies existing disclosures including clarifying the measurement uncertainty disclosure. ASU
2018-13
removes certain existing disclosure requirements including the amount and reasons for transfers between Level 1 and Level 2 fair value measurements and the policy for the timing of transfer between levels. The adoption of ASU
2018-13
on January 1, 2020 did not have a material impact on our consolidated financial statement disclosures.

•
ASU
No. 2016-13
Financial Instruments – Credit Losses (“ASU
2016-13”).
ASU
2016-13
requires the use of a current expected loss model for financial assets measured at amortized cost and certain off-balance
sheet credit exposures. Under this model, entities will be required to estimate the lifetime expected credit losses on such instruments based on historical experience, current conditions, and reasonable and supportable forecasts. This amended guidance also expands the disclosure requirements to enable users of financial statements to understand an entity’s assumptions, models and methods for estimating expected credit losses. The changes are effective for annual and interim periods beginning after December 15, 2019, and amendments should be applied using a modified retrospective approach. The adoption of ASU
2016-13
on January 1, 2020 did not have a material impact on our consolidated financial statements or disclosures.

Basis of Presentation
Presentation and Consolidation.
We prepare our unaudited condensed consolidated financial statements in accordance with GAAP as established by the FASB. We make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet dates, including fair value measurements, the reported amounts of revenues and expenses and the disclosure of commitments and contingencies. Further, these estimates and other factors, including those outside of our control, such as the impact of lower commodity prices, may have a significant negative impact to our business, financial condition, results of operations and cash flows. Although management believes these estimates are reasonable, actual results could differ from its estimates.
These unaudited condensed consolidated financial statements have been prepared pursuant to the rules and the regulations of the SEC. Certain information and note disclosures normally included in the annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to those rules and regulations. We believe that the disclosures made are adequate to make the information not misleading. In the opinion of management, the unaudited condensed consolidated financial statements contain all adjustments which are necessary to fairly present the unaudited condensed consolidated balance sheet as of March 31, 2020, the unaudited condensed consolidated statements of operations and statements of partners’ capital for the three months ended March 31, 2020 and 2019 and the unaudited condensed consolidated statements of cash flows for the three months ended March 31, 2020 and 2019. The balance sheet at December 31, 2019 included herein was derived from our audited financial statements, but does not include all disclosures required by GAAP. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto that are included in our annual report on Form
10-K
for the year ended December 31, 2019, as filed with the SEC on March 9, 2020 (the “2019 Annual Report”) in addition to the exhibits contained within this Form
8-K.
The results of operations for an interim period are not necessarily indicative of results expected for a full year.
Risks and Uncertainties.
We are closely monitoring the impact of the outbreak of
COVID-19
on all aspects of our business, including how it will impact our customers, employees, supply chain and distribution network. While
COVID-19
did not have a material adverse effect on our reported results for the first quarter of 2020, only one month of the quarter was affected by
COVID-19
and if the current conditions continue, subsequent quarters may reflect these conditions for a full quarter. We are unable to predict the ultimate impact that
COVID-19
may have on our business, future results of operations, financial position or cash flows.
The full extent to which our operations may be impacted by the
COVID-19
pandemic will depend largely on future developments, which are highly uncertain and cannot be accurately predicted, including new information which may emerge concerning the severity of the outbreak and actions by government authorities to contain the outbreak or treat its impact. Furthermore, the impacts of a potential worsening of global economic conditions and the continued disruptions to and volatility in the financial markets remain unknown.